PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment, net, consists of:

December 31,	2017	2016
Land	$820	$820
Buildings and improvements	74,486	71,082
Machinery, vehicles and equipment	76,117	74,640
Furniture and fixtures	15,282	15,090
Computer hardware and software	47,377	42,515

	214,082	204,147
Accumulated depreciation and amortization	(122,884)	(113,645)

	$91,198	$90,502

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses for the years ended December 31, 2017, 2016 and 2015, were $16,770, $14,853 and $13,802, respectively.